Financial Instruments - Fair values and risk management	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments - Fair values and risk management

33. Financial Instruments – Fair values and risk management

IFRS 9 “Financial Instruments” sets out requirements for recognising and measuring financial assets, financial liabilities and some contracts to buy or sell non-financial items. This standard replaced IAS 39 “Financial Instruments: Recognition and Measurement”.

IFRS 9 contains three principal classification categories for financial assets: measured at amortised cost, fair value through other comprehensive income (FVOCI) and fair value through profit and loss (FVTPL). The classification of financial assets under IFRS 9 is generally based on the business model within which a financial asset is managed and its contractual cash flow characteristics.

The Group’s principal financial assets, other than derivatives, include cash and cash equivalents, trade and other receivables that derive directly from operations. The Group’s principal financial liabilities, other than derivatives, comprise of long-term borrowings, lease liabilities, bank overdrafts and short-term borrowings, trade and other payables. The main purpose of these financial liabilities is to finance the Group’s operations. The Group also enters into derivative transactions, namely forward exchange contracts, to protect the value of its foreign currency denominated revenue, not for speculative or trading purposes (see note 32).

For an explanation of how the Group classifies and measures financial instruments and accounts for related gains and losses under IFRS 9, see notes 4(l), 4(m), 4(n), 4(o), 4(p) and 4(s).

A. Accounting classification of financial assets and financial liabilities

The following tables show the classification and carrying amounts of Group’s financial assets and financial liabilities as at December 31, 2025 and 2024.

Financial assets	31/12/25	31/12/24
Financial assets measured at amortised cost
Other non-current receivables	4,981	6,124
Trade receivables	32,508	32,819
Other current receivables	7,562	10,618
Other current financial receivables	4,121	1,348
Cash and cash equivalents	20,320	20,322
Total (a)	69,492	71,231
Financial assets measured at fair value
Forward exchange contracts	76	24
Total (b)	76	24
Total financial assets (a+b)	69,568	71,255

Financial assets measured at amortised cost include trade receivables, other receivables (non-current and current) and cash and cash equivalents. Financial assets at fair value reflect the positive change in fair value of forward exchange contracts that are not designated as hedge relationships, but are, nevertheless, intended to reduce the level of foreign currency risk for future cash flows from accounts receivables and sale orders.

For further details on “Trade receivables”, “Other receivables”, “Cash and cash equivalents” and “Forward exchange contracts” reference should be made to notes 15, 12-16, 18 and 32, respectively.

Financial liabilities	31/12/25	31/12/24
Financial liabilities measured at amortised cost
Long-term borrowings	30,346	18,720
Lease liabilities	49,443	57,750
Other non-current debts	—	465
Bank overdrafts and short-term borrowings	22,197	23,327
Trade payables	57,447	66,477
Other payables	25,084	26,706
Other non-current liabilities	1,386	2,160
Total (a)	185,903	195,605
Financial liabilities measured at fair value
Forward exchange contracts	19	268
Total (b)	19	268
Total financial liabilities (a+b)	185,922	195,873

Financial liabilities measured at amortised cost include long-term borrowings (non-current and current portion), lease liabilities (non-current and current portion), bank overdrafts and short-term borrowings, trade payables and other payables. Financial liabilities measured at fair value reflect the negative change in fair value of forward exchange contracts that are not designated as hedge relationships, but are, nevertheless, intended to reduce the level of foreign currency risk for expected future cash flows from trade receivables and sale orders.

For further details on “Long-term borrowings”, “Lease liabilities”, “Other non-current liabilities", “Bank overdrafts and short-term borrowings”, “Trade payables”, “Other payables” and “Forward exchange contracts” reference should be made to notes 20, 21, 22, 23, 28, 29, 30 and 32, respectively.

B. Fair value and measurement of fair values of financial assets and financial liabilities

Management has assessed that the fair values of cash and cash equivalents, trade and other receivables, trade and other payables, bank overdrafts and short-term borrowings approximate their carrying amounts largely due to the short-term maturities of these instruments.

The following tables show the carrying amount and fair value of Group’s financial assets and financial liabilities as at December 31, 2025 and 2024, other than those with carrying amount that are reasonable approximation of fair value.

	31/12/25		31/12/24
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Forward exchange contracts	76	76	24	24
Financial liabilities
Floating-rate borrowings	8,485	8,778	7,274	7,552
Fixed rate borrowings	21,861	24,390	11,446	14,078
Total long-term borrowings	30,346	33,168	18,720	21,630
Forward exchange contracts	19	19	268	268

As at December 31, 2025 and 2024, the fair value measurement hierarchy of the forward exchange contracts and long-term borrowings is “significant observable inputs” (level 2).

There were no transfers between level 1 (quoted prices in active markets) and level 2 during 2025 and 2024. There were no level 3 (significant unobservable inputs) fair values estimated as at December 31, 2025 and 2024.

The following methods and assumptions are used to estimate the fair values.

Forward exchange contracts are valued using valuation techniques, which employ the use of market observable inputs. The most frequently applied valuation techniques include forward pricing using present value calculations. The models incorporate various inputs, including the credit quality of counterparties, foreign exchange spot and forward rates, yield curves of the respective currencies, currency basis spreads between the respective currencies, interest rate curves and forward rate curves of the underlying commodity.

The fair values of the Group’s interest-bearing borrowings are determined using the discounted cash flow method. The discount rate used reflects the issuer’s borrowing rate as at the end of the reporting period. The own non-performance risk as at December 31, 2025 and 2024 is determined to be insignificant.

C. Financial risk management

The Group has exposure to the following risks arising from financial instruments:

—
credit risk;
—
liquidity risk and
—
market risk.

(i) Risk management framework

The management of the Group’s risks arising from financial instruments is performed on the basis of guidelines set by the Company’s Board of Directors. The main purpose of these guidelines is to balance the Group’s liabilities and assets, in order to ensure an adequate capital viability. The main financial sources of the Group are represented by a mix of equity and financial liabilities, including long-term borrowings used to finance investments, bank overdrafts and short-term borrowings used to finance the Group’s working capital.

(ii) Credit risk

Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations and arises principally from the Group’s receivables from customers. The maximum exposure to credit risk at the reporting date is the carrying value of each class of financial assets disclosed in this note.

Impairment losses on financial assets recognised in profit or loss for the years ended December 31, 2025, 2024 and 2023 are related mainly to trade receivables and are as follows:

	2025	2024	2023
Impairment loss on trade receivables	46	289	33

(ii-a) Trade receivables

The Group’s customers are distributors, retailers and end consumers.

The Group’s exposure to credit risk is influenced mainly by the individual characteristics of each customer. However, management also considers the factors that may influence the credit risk of its customer base, including the default risk associated with the industry and country in which customers operate. Details of concentration of revenue are included in note 34.

Customer credit risk is managed on the basis of the Group’s established policies, procedures and controls relating to customer credit risk management.

In particular, the Group has established a credit policy under which each customer is analysed individually for creditworthiness before the Group’s standard payment and delivery terms and conditions are offered. The Group’s review includes external ratings, if they are available, financial statements, credit agency information, industry information and in some cases bank references. After such review, sale limits are established for each customer and reviewed periodically. Any sales exceeding those limits require approval from senior management.

Furthermore, the Group limits its exposure to credit risk from trade receivables by establishing a maximum payment period in the range of 30-90 days for individual customers. All extensions were granted within current sales limits after careful consideration of the creditworthiness of the customer and each customer that was granted an extension is closely monitored for credit deterioration. In order to mitigate credit risk, sales to distributors or retailers for which no payment extensions are granted due to an uncertain creditworthiness assessment, are required to be settled in cash (“cash against documents”, “cash on delivery”, “payment in advance”). Furthermore, sales to the end consumers are also required to be settled in cash or using major credit cards, thus mitigating the credit risk.

More than 80% of the Group’s distributors and retailers have been transacting with the Group for at least five years, and none of these customers’ balances have been written off or are credit‑impaired at the reporting date. In monitoring customer credit risk, customers are grouped according to their credit characteristics, including whether they are an individual or a legal entity, whether they are a distributor or retailer, their geographic location, industry, trading history with the Group and the existence of previous financial difficulties.

The Group does not require collateral to be given for trade receivables. The Group does not have trade receivables for which no loss allowance is recognised because of collateral provided.

Management closely monitors the outstanding trade receivables to prevent losses.

Finally, in order to significantly reduce its exposure to credit risk, the Group insures the non-collection risk related to a significant portion of its trade receivables with a third party insurer and, in the case of customer insolvency, the insurance company refunds about 85% of the uncollected outstanding balances. Accordingly, the credit risk is entirely borne by the Group for non-insured trade receivables while it is only exposed to approximately 15% for insured trade receivables.

The Group evaluates the concentration of risk with respect to trade receivables and revenue as low, as its customers are located in several jurisdictions and operate in largely independent markets (see notes 15 and 34). Furthermore, as at December 31, 2025, 2024 and 2023, the Group had one customer, the joint venture Natuzzi Trading Shanghai, whose purchases exceeded 5% of revenue and trade receivables (see note 45).

	31/12/25	31/12/24	31/12/23
Revenue	23,215	25,192	26,523
Trade receivables	2,341	4,022	4,198

As at December 31, 2025 and 2024, insured and non-insured trade receivables are as follows:

	31/12/25	31/12/24
Insured trade receivables	24,250	23,253
Non-insured trade receivables	11,630	13,227
Gross trade receivables	35,880	36,480
Provision for doubtful accounts	(3,372)	(3,661)
Net trade receivables	32,508	32,819

As at December 31, 2025 and 2024 the ageing of trade receivables is as follows:

	31/12/25	31/12/24
Current (not past due)	26,534	24,462
From 1 to 29 days past due	5,199	3,945
From 30 to 60 days past due	841	746
From 61 to 90 days past due	595	582
More than 90 days past due	2,711	6,745
Gross trade receivables	35,880	36,480
Provision for doubtful accounts	(3,372)	(3,661)
Net trade receivables	32,508	32,819

The movements in the provision for doubtful accounts in respect of trade receivables for the years ended December 31, 2025 and 2024 are reported in note 15.

The provision for doubtful accounts is estimated by the Group based on the insurance in place, the credit worthiness of its customers, historical trends, as well as current and future general economic conditions.

Specifically, for receivables subject to collective valuation an impairment analysis is performed at each reporting date using a provision matrix to measure expected credit losses. The impairment allowance rates (default rates) are based on days past due for groupings of various customer segments with similar loss patterns (i.e., by customer type and rating, and coverage by credit insurance). The calculation reflects the probability-weighted outcome based on reasonable and supportable information available at the reporting date about past events, current conditions and forecasts of future economic conditions.

Instead, for individual receivables which are known to be difficult to collect an impairment analysis is performed at each reporting date to measure expected credit losses. The impairment allowance is estimated by the Group based on the financial difficulties of the debtor, probability that the debtor will enter bankruptcy or financial reorganisation and default or late payments.

Set out below is the information about the credit risk exposure on the Group’s trade receivables using a provision matrix as at December 31, 2025 and 2024, further to the adoption of IFRS 9.

December 31, 2025

	Days past due
	<30 days	30-60 days	61-90 days	> 90 days	Total
Trade receivables subject to collective valuation	125	23	5	62	215
Trade receivables subject to specific valuation					35,665
Total gross carrying amount					35,880
Default rate	0.57%	7.04%	12.72%	19.75%
Expected credit loss	1	2	1	12	16

December 31, 2024

	Days past due
	<30 days	30-60 days	61-90 days	> 90 days	Total
Trade receivables subject to collective valuation	1,279	—	79	—	1,358
Trade receivables subject to specific valuation					35,122
Total gross carrying amount					36,480
Default rate	0.65%	9.60%	26.31%	58.83%
Expected credit loss	8	—	21	—	29

(ii-b) Other receivables

As at December 31, 2025, and 2024 other receivables current and non-current amount to 16,668 and 18,089, respectively. Such receivables are considered to have a low credit risk and the impairment loss has been measured on a 12-months expected credit loss basis. Management considers its other receivables to have a low credit risk as they have a low risk of default and their counterparties are able to meet their contractual cash flow obligations in the short-term. As at December 31, 2025 and 2024 the identified impairment loss of other receivables is immaterial.

(ii-c) Cash and cash equivalents

As at December 31, 2025 and 2024 the Group has cash and cash equivalents of 20,320 and 20,322, respectively. Indeed, the Group considers its cash and cash equivalents to have a low credit risk based on the external credit ratings of the financial institutions. Indeed, the Group’s cash and cash equivalents are held with financial institutions, which have external credit risk ratings that are equivalent to the understood definition of “investment grade”. Impairment of cash and cash equivalents has been measured on a 12-months expected credit loss basis and reflects the short-term nature of the exposures. As at December 31, 2025 and 2024 the identified impairment loss of cash and cash equivalents is immaterial.

(ii-d) Derivative financial instruments

Domestic currency swaps (see note 32) are entered into with financial institutions that have outstanding external credit ratings (“investment grade”). As at December 31, 2025 and 2024 the identified impairment loss of the favourable domestic currency swaps is immaterial.

(iii) Liquidity risk

Liquidity risk is the risk that the Group will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Group’s approach to managing liquidity is to ensure, as far as possible, that it will have sufficient liquidity to meet its liabilities when they are due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Group’s reputation.

The Group aims to maintain the level of its cash and cash equivalents at an amount in excess of expected cash outflows on financial liabilities over the next 60 days. The Group also monitors the level of expected cash inflows on trade and other receivables together with expected cash outflows on trade and other payables. As at December 31, 2025, the expected cash flows from trade and other receivables maturing within two months were in excess of the expected cash outflows for trade and other payables due within two months. This excludes the potential impact of extreme circumstances that cannot reasonably be predicted.

Therefore, the Group’s objective is to maintain a balance between continuity of funding and flexibility through the use of bank overdrafts, short-term borrowings and long-term borrowings.

The steps taken by the Group in 2025 to manage its liquidity needs, together with the impact of those steps on the consolidated financial statements, include the following:

—
During 2025, the Parent Company renewed for a further 12 months a factoring agreement with a leading Italian financial institution. Under this arrangement, the Parent Company assigns certain trade receivables to the financial institution in exchange for short-term financing up to a maximum amount of 18,000. The trade receivables transferred under this agreement are not derecognized from the statement of financial position, as the Parent Company retains substantially all the risks and rewards, primarily credit risk (see Note 15). The consideration received at the time of transfer is recognized as a bank advance secured by receivables (see Note 28).
—
During 2025, the Romanian subsidiary obtained a long-term loan of 5,000, repayable in monthly installments through May 2027. The variable interest rate is based on the six-month Euribor (360-day basis) plus a spread of 2.75%. As of December 31, 2025, the outstanding balance of the loan amounted to 4,096 (see Note 20).
—
Also during 2025, the Brazilian affiliate entered into two short-term loans for a total amount of 3,107 (20,000 Brazilian reais), repayable in installments through November 2026 (see Note 20).
—
On November 21, 2025, the Group’s majority shareholder and Chief Executive Officer entered into an agreement with the Parent Company aimed at supporting the industrial restructuring plan through a credit facility. Under this arrangement, the Parent Company may request, in multiple tranches through December 31, 2026, an interest-free loan of up to 15,000, with the option to convert the amounts drawn into equity contributions in the event of a share capital increase. In the absence of a capital increase, the loan would be repayable by December 31, 2028. The Parent Company requested and obtained two tranches of 5,000 each, the first at the end of November and the second in mid-December (see Notes 19 and 45).
—
During 2025, the disposal of the building in High Point, North Carolina, USA, by a U.S. subsidiary was completed, resulting in the receipt of the outstanding balance of 7,644. In addition, a Romanian subsidiary completed the sale of a plot of land, collecting the remaining balance of 2,369 (see Note 7).
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At the end of November 2025, the Parent Company entered into a preliminary agreement for the sale of a photovoltaic plant for a consideration of 7,115. The transaction was completed with the collection of the proceeds in January 2026 (see Notes 7 and 46).
—
In addition, it should be noted that in March 2026 the Parent Company received the final tranche of financing amounting to 2,114 and a non-repayable grant of 591 from a public authority, relating to the production investments envisaged under the program agreement (see Note 46).

The tables below summarize the remaining contractual maturities of financial liabilities as at December 31, 2025 and 2024. The amounts are gross and undiscounted, and include contractual interest payments and exclude the impact of netting agreements.

December 31, 2025

	Less than 2 months	2 to 12 months	1 to 2 years	2 to 5 years	More than 5 years	Total
Long-term borrowings	378	7,056	7,678	14,128	4,700	33,940
Lease liabilities	2,079	9,709	10,639	21,437	12,033	55,897
Bank overdrafts and short-term borrowings	22,197	—	—	—	—	22,197
Trade and other payables	25,084	57,447	—	—	—	82,531
Losses on derivative financial instruments	19	—	—	—	—	19
Total financial liabilities	49,757	74,212	18,317	35,565	16,733	194,584

December 31, 2024

	Less than 2 months	2 to 12 months	1 to 2 years	2 to 5 years	More than 5 years	Total
Long-term borrowings	626	4,459	2,568	8,034	5,943	21,630
Lease liabilities	2,379	11,250	12,513	26,781	17,970	70,893
Bank overdrafts and short-term borrowings	23,327	—	—	—	—	23,327
Trade and other payables	26,706	66,942	—	—	—	93,648
Losses on derivative financial instruments	268	—	—	—	—	268
Total financial liabilities	53,306	82,651	15,081	34,815	23,913	209,766

Interest payments on variable-rate borrowings presented in the tables above reflect forward interest rates as at the reporting date and may vary in line with changes in market interest rates.

With the exception of such financial liabilities, the cash outflows included in the maturity analysis are not expected to occur significantly earlier, nor for amounts materially different from those presented.

In addition, the following is to be considered: (a) as at December 31, 2025, the Group has unused credit lines of 4,445 (see note 28); (b) the Parent Company can use the credit facilities of its subsidiaries adhering to the cash pooling contract in place; from time to time, the Parent Company evaluates the adequacy of such credit facilities, requesting additional facilities as needed; (c) the Group holds cash at foreign subsidiaries, that can be withdrawn by the Company subject to the approval of a dividend distribution; some of these dividends are subject to withholding taxes; (d) the Group can apply for long-term borrowings to sustain long-term investments; (e) there are no significant liquidity risk concentrations, both on financial assets and on financial liabilities.

(iv) Market risk

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices (e.g., interest rates, foreign exchange rates). Market risk, mainly, depends on the trend of the demand for furniture and other finished products, the trend in prices of raw materials and the fluctuation of interest rates and foreign currencies.

The market demand risk is managed by way of a constant monitoring of markets, performed by the commercial division of the Group, market diversification in the different geographical locations of customers and a product diversification in the different brands and models.

In order to manage the prices of raw materials risk, the Group constantly monitors procurement policies and attempts to diversify suppliers while respecting the quality standards expected by the market.

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Group’s exposure to the risk of changes in market interest rates relates primarily to the Group’s long-term borrowings obligations with floating interest rates. The Group manages its interest rate risk by having a portfolio of fixed and variable rate borrowings. As at December 31, 2025, approximately 72.04% of the Group’s borrowings were at a fixed rate of interest (2024: 61.14%). No derivative financial instruments were entered into by the Group to manage the cash flow risk on floating interest-rate borrowings.

The following tables demonstrate the sensitivity to a reasonably possible change in interest rates on that portion of loans and borrowings affected. With all other variables held constant, the Group’s profit before tax is affected through the impact on floating rate borrowings as follows:

	Increase/decrease in basis points	Effect on profit before tax
December 31, 2025	+45	46
December 31, 2025	-45	(46)
December 31, 2024	+45	(40)
December 31, 2024	-45	40
December 31, 2023	+45	(40)
December 31, 2023	-45	40

Foreign currency risk is the risk that the fair value or future cash flows of an exposure will fluctuate because of changes in foreign exchange rates. The Group’s exposure to the risk of changes in foreign exchange rates relates primarily to the Group’s operating activities (when revenue or expense is denominated in a foreign currency) and the Group’s net investments in foreign subsidiaries. In particular, a significant portion of the Group’s revenue and costs are denominated in currencies other than the Euro. Consequently, a significant portion of its revenue and costs is exposed to fluctuations in the exchange rates between the Euro and other currencies. The Group uses forward exchange contracts (known in Italy as domestic currency swaps) to reduce its exposure to the risks of short-term decreases in the value of its foreign currency denominated revenue. For further details, see note 32.

When a derivative is entered into for the purpose of being a hedge, the Group negotiates the terms of the derivative to match the terms of the hedged exposure. For hedges of forecast transactions, the derivative covers the period of exposure from the point the cash flows of the transactions are forecasted up to the point of settlement of the resulting receivable that is denominated in the foreign currency.

The following tables demonstrate the sensitivity to a reasonably possible change in foreign exchange rates, with all other variables held constant.

The Group’s profit before tax is affected through the change in foreign in exchange rates as follows:

	Change in foreign exchange rates	Effect on profit before tax
December 31, 2025	+5%	1,666
December 31, 2025	-5%	(1,639)
December 31, 2024	+5%	2,150
December 31, 2024	-5%	(2,403)
December 31, 2023	+5%	1,707
December 31, 2023	-5%	(1,848)

As at December 31, 2025 and 2024 the Group’s financial assets and financial liabilities denominated in foreign currency are as follows:

Financial assets	31/12/25	31/12/24
Trade receivables	21,643	23,384
Cash and cash equivalents	18,225	16,224
Total financial assets	39,868	39,608

Financial liabilities	31/12/25	31/12/24
Long-term borrowings	3,253	216
Lease liabilities	35,374	41,604
Bank overdraft and short-term borrowings	11,500	10,336
Trade payables	19,059	21,355
Total financial liabilities	69,186	73,511

As at December 31, 2025 and 2024, the summary quantitative data about Group’s exposure to currency risk as reported to the management of the Group is as follows:

December 31, 2025

	Financial Assets (a)	Financial liabilities (b)	Net Exposure (c) = (a)-(b)
U.S. dollars	21,014	42,157	(21,143)
Chinese Yuan	6,412	6,841	(429)
British pounds	4,496	5,369	(873)
Brazilian Reais	2,888	4,246	(1,358)
Canadian dollars	18	17	1
Romanian Leu	684	6,256	(5,572)
Mexican pesos	529	1,342	(813)
Other	3,827	2,958	869
Total	39,868	69,186	(29,318)

December 31, 2024

	Financial Assets (a)	Financial liabilities (b)	Net Exposure (c) = (a)-(b)
U.S. dollars	21,705	42,212	(20,507)
Chinese Yuan	5,173	10,005	(4,832)
British pounds	4,453	7,722	(3,269)
Brazilian Reais	4,089	2,497	1,592
Mexican pesos	1,229	1,415	(186)
Canadian dollars	62	4	58
Romanian Leu	810	6,772	(5,962)
Other	2,087	2,884	(797)
Total	39,608	73,511	(33,903)

(v) Reconciliation of movements of liabilities to cash flows arising from financing activities

The following tables show the reconciliation of movements of financial liabilities to cash flows arising from financing activities for the three years ended December 31, 2025, 2024 and 2023.

December 31, 2025

	Jan. 1, 2025	Cash outflows	Cash inflows	Changes in fair value	Other changes	Dec. 31, 2025
Long-term borrowings	18,720	(4,717)	17,846	—	(1,503)	30,346
Lease liabilities	57,750	(9,482)	—	—	1,175	49,443
Short-term borrowings	19,999	(1,976)	—	—	—	18,023
Bank overdrafts	3,328	—	846	—	—	4,174
Non-controlling interests	4,202	(419)	70	—	(951)	2,902
Total liabilities from financing activities	103,999	(16,594)	18,762	—	(1,279)	104,888

Bank overdrafts are used only for cash management purposes.

December 31, 2024

	Jan. 1, 2024	Cash outflows	Cash inflows	Changes in fair value	Other changes	Dec. 31, 2024
Long-term borrowings	17,353	(4,839)	3,314	—	2,892	18,720
Lease liabilities	62,327	(10,288)	—	—	5,711	57,750
Short-term borrowings	20,797	(798)	—	—	—	19,999
Bank overdrafts	2,037	—	1,291	—	—	3,328
Non-controlling interests	4,343	(149)	—	—	8	4,202
Total liabilities from financing activities	106,857	(16,074)	4,605	—	8,611	103,999

Bank overdrafts are used only for cash management purposes.

December 31, 2023

	Jan. 1, 2023	Cash outflows	Cash inflows	Changes in fair value	Other changes	Dec. 31, 2023
Long-term borrowings	17,290	(8,715)	10,912	—	(2,134)	17,353
Lease liabilities	51,849	(11,057)	—	—	21,535	62,327
Short-term borrowings	27,500	(6,703)	—	—	—	20,797
Bank overdrafts	1,754	—	283	—	—	2,037
Non-controlling interests	4,698	(135)	—	—	(220)	4,343
Total liabilities from financing activities	103,091	(26,610)	11,195	—	19,181	106,857

Bank overdrafts are used only for cash management purposes.